Organization - Additional Information (Detail) - $ / shares		Dec. 31, 2017	Dec. 31, 2016
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit		$ 10.13	$ 10.92
Ceres Tactical Currency L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit		8.55	8.84
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit		23.82	23.54
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit			$ 17.59
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit	[1]	$ 0
General Partner [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%
General Partner [Member] | Ceres Tactical Currency L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%
General Partner [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%
General Partner [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%

[1]	Presented on a liquidation basis of accounting.